Financial Instruments and Fair Value Disclosures	12 Months Ended
Dec. 31, 2023
Financial Instruments and Fair Value Disclosures [Abstract]
Financial Instruments and Fair Value Disclosures

16.

Financial Instruments and Fair Value Disclosures
Interest rate risk and concentration of credit risk
Financial instruments,

which potentially

subject the

Company to

significant concentrations

of credit

risk,
consist

principally

of

cash

and

trade

accounts

receivable.

The

ability

and

willingness

of

each

of

the
Company’s counterparties to perform their

obligations under a contract depend upon a

number of factors
that are

beyond the

Company’s control

and may

include, among

other things,

general economic

conditions,
the

state

of

the

capital

markets,

the

condition

of

the

shipping

industry

and

charter

hire

rates. The
Company’s credit risk with financial institutions is limited as it has temporary cash investments, consisting mostly of deposits, placed with various qualified financial institutions and performs periodic evaluations of the relative credit

standing of those financial

institutions. The Company limits

its credit risk

with accounts
receivable by performing ongoing

credit evaluations of its

customers’ financial condition and by

receiving
payments

of

hire

in

advance.

The

Company,

generally,

does

not

require

collateral

for

its

accounts
receivable and does not have any agreements to mitigate credit risk.

In 2023,

2022 and

2021, charterers

that individually

accounted for
10
% or

more of

the Company’s

time
charter revenues were as follows:

Charterer 2023 2022 2021
Cargill International SA 13% 19% 10%
Koch Shipping PTE LTD.

Singapore
* 15% *
*Less than 10%

The Company is exposed to interest rate fluctuations

associated with its variable rate borrowings. On July
6, 2023, the

company entered

into an interest

rate swap

with DNB

(Notes 8 and

13) to manage

part of

such
exposure.
Fair value of assets and liabilities
The

carrying

values

of

financial

assets

reflected

in

the

accompanying

consolidated

balance

sheet
approximate their

respective fair

values due

to the

short-term nature

of these

financial instruments.

The
fair value of long-term bank loans with variable interest

rates approximates the recorded values, generally
due to their variable interest rates.

Fair value measurements disclosed

As of December 31, 2023, the Bond having a fixed interest

rate and a carrying value of $
119,100

(Note 8)
had a fair value of $ 118,505

determined through the Level 1 input of the fair value hierarchy as defined in
FASB guidance for Fair Value Measurements.
On

September

20,

2022,

the

Company

acquired
25,000

Series

D

Preferred

Shares

of

OceanPal

at
$ 17,600
, determined by

taking into consideration

a third-party valuation

which was based

on the

income
approach, taking into account the

present value of the future

cash flows the Company expects to

receive
from holding the equity instrument.
On December 15,

2022, the Company

distributed the

Series D Preferred

Shares as non-cash

dividend and
measured their fair value on

the date of declaration at

$
18,189
. Their fair value

was determined by using
the income approach, taking into

account the present value of the

future cash flows, the holder

of shares
would expect to receive from holding the equity instrument which resulted in gain of $
589 .
On February

8, 2023, the

Company acquired
13,157

shares of

OceanPal Series

D Preferred

Shares, as
part of

the consideration provided

to the

Company for sale

of Melia to

OceanPal, at

$
10,000
, taking

into
consideration a

third-party valuation

which was

based on

the

income approach,

taking into

account the
present value of the future cash

flows the Company expects to

receive from holding the equity instrument.
On

June

9,

2023, the

Company distributed

the

Series

D

Preferred

Shares as

a

non-cash

dividend and
measured their

fair value

on the

date of

declaration at

$
10,761
. The

fair value

was determined

by using
the income approach, taking into

account the present value of the

future cash flows, the holder

of shares
would expect to receive from holding the equity instrument which resulted in gain of $
761 .
Other Fair value measurements

Description (in thousands of US Dollars)
December 31,
2022
Quoted Prices
in Active
Markets
(Level 1)
Non-recurring fair value measurements
Long-lived assets held for use $ 67,909 $ 67,909
Total

non-recurring fair value measurements
67,909 67,909
December 31,
2023
Quoted Prices
in Active
Markets
(Level 1)
Significant
Other
Observable
Inputs (Level 2)
Significant
Other
Observable
Inputs (Level 3)
Assets
Recurring fair value measurements
Investments in equity securities $ 20,729 20,729 $ $
Investments in related party 8,315 8,138 177
Interest rate swap, asset 129 129
Total

recurring fair value measurements
$ 29,173 $ 28,867 $ 129 $ 177
Non-recurring fair value measurements
Equity method investments $ 4,519 $ $ 4,519 $
Long-lived assets held for use 7,809 7,809 -
Total

non-recurring fair value measurements
$ 12,328 $ 7,809 $ 4,519 -
Liabilities
Recurring fair value measurements
Interest rate swap, liability 568 568
Warrant liability 6,332 6,332
Total

recurring fair value measurements
6,900 6,332 568 -